Intangible Assets - Intellectual Propert (Tables)	12 Months Ended
Dec. 31, 2014
Intangible Assets - Intellectual Propert Tables
Assumptions required for the Black-Scholes model
	2014	2013
Risk-free interest rate	1.58 – 1.62%	1.43 – 1.49%
Expected life in years	5.50	5.50
Weighted Avg Expected Volatility	94.4% - 105.3%	99.5 – 103.4%
Expected dividend yield	0%	0%